Noncontrolling Interests and Redeemable Noncontrolling Interests (Details) $ in Millions	1 Months Ended
	Dec. 31, 2021	Oct. 31, 2019	Apr. 30, 2018 USD ($) item
Cloud Music | Ordinary shares
Noncontrolling Interests and Redeemable Noncontrolling Interests
Stock re-designation/conversion ratio, into ordinary shares	1
Youdao
Noncontrolling Interests and Redeemable Noncontrolling Interests
Aggregated cash consideration from issuance of preferred shares | $			$ 70.0
Number of investors | item			2
Youdao | Class A ordinary shares
Noncontrolling Interests and Redeemable Noncontrolling Interests
Stock re-designation/conversion ratio, into ordinary shares		1